TAXES OTHER THAN INCOME TAX	12 Months Ended
Dec. 31, 2022
TAXES OTHER THAN INCOME TAX
TAXES OTHER THAN INCOME TAX

7.    TAXES OTHER THAN INCOME TAX

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Consumption tax (i)	197,542	213,894	206,838
City construction tax (ii)	15,710	18,044	17,081
Special oil income levy	34	1,573	13,874
Education surcharge(ii)	11,678	13,409	12,337
Resources tax	4,572	6,432	8,752
Others	5,482	5,680	5,109
	235,018	259,032	263,991

Notes:

(i)	Consumption tax was levied based on sales quantities of taxable products, tax rate of products is presented as below:

Products	RMB/Ton
Gasoline	2,109.76
Diesel	1,411.20
Naphtha	2,105.20
Solvent oil	1,948.64
Lubricant oil	1,711.52
Fuel oil	1,218.00
Jet fuel oil	1,495.20
(ii)	City construction tax and education surcharge is levied on an entity based on its paid amount of value-added tax and consumption tax.